Provisions - Schedule of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 9,106	$ 5,870
Remeasurement of provisions	(12)	458
Unwind of discount	445	256
Charged to profit or loss	433	714
Exchange differences	1,207	(520)
Amounts adjusted to property, plant and equipment	(780)	3,773
Provision utilized	(227)	(731)
Ending balance	9,739	9,106
Current	562	576	$ 395
Non-current	9,177	8,530	5,475
Total provisions	9,739	9,106	5,870
Government grant liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,858	1,822
Remeasurement of provisions	(12)	458
Unwind of discount	169	133
Charged to profit or loss	157	591
Exchange differences	254	(111)
Amounts adjusted to property, plant and equipment	0	117
Provision utilized	(223)	(561)
Ending balance	2,046	1,858
Current	562	576
Non-current	1,484	1,282
Total provisions	2,046	1,858	1,822
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	7,248	4,048
Remeasurement of provisions	0	0
Unwind of discount	276	123
Charged to profit or loss	276	123
Exchange differences	953	(409)
Amounts adjusted to property, plant and equipment	(780)	3,656
Provision utilized	(4)	(170)
Ending balance	7,693	7,248
Current	0	0
Non-current	7,693	7,248
Total provisions	$ 7,693	$ 7,248	$ 4,048